Business combinations - Acquisition of TLM - Narrative (Details) - GBP (£) £ in Thousands		12 Months Ended
	Aug. 03, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Feb. 29, 2024	Oct. 06, 2022
Disclosure of detailed information about business combination [line items]
Fair value movement of financial liabilities		£ (5,755)	£ (9,133)	£ (11,828)
TLM
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 3,214
Fair value of deferred consideration	£ 741
Deferred consideration payment period	18 months
Fair value of contingent consideration	£ 4,082
Fair value movement of financial liabilities		4,100
Deferred tax liability	537
Intangible assets - client relationships	£ 2,106
TLM | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	40.00%
GalaxE
Disclosure of detailed information about business combination [line items]
Cash transferred		223,441			£ 223,045
Fair value of contingent consideration		4,443			4,443
Contingent consideration, payout, in percentage			25.00%
Fair value movement of financial liabilities		5,600
Deferred tax liability		24,201			23,433
Intangible assets - client relationships		£ 69,282			£ 66,287
GalaxE | Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability						£ 18,900
Tax base of intangible assets			£ 0
GalaxE | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage					19.00%